AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT I

                   THE UNITED STATES LIFE INSURANCE COMPANY
                           IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL A

                       TRILOGY VARIABLE ANNUITY CONTRACTS

                      SUPPLEMENT DATED SEPTEMBER 17, 2018
                    TO CONTRACT PROSPECTUS, AS SUPPLEMENTED

     The purpose of this supplement is to notify owners of American General Life Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("US Life") (AGL and US Life, together referred to hereinafter as the "Company") Trilogy variable annuity Contracts ("Contracts") of the reorganization of two funds offered in the Contracts.

     Two portfolios of BlackRock Variable Series Funds, Inc. (the "Trust"), BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund ("BlackRock Funds"), were reorganized into newly created series ("New Funds") of a newly organized Maryland corporation, BlackRock Variable Series Funds II, Inc. effective on September 17, 2018 (the "Reorganization"). Each New Fund has the same investment objective, strategies and policies, investment adviser, portfolio management team and service providers as the corresponding Fund. The New Fund assumed the performance and financial history of the Fund on completion of the Reorganization.

     The Board of Directors of the Trust approved the Agreement and Plan of Reorganization for the BlackRock Funds.

     You may give us instructions to transfer your account value to another investment option by calling the Annuity Service Center at the number below or by completing a transfer form. Please refer to your Contract prospectus and fund prospectuses for information regarding the available investment options. For additional fund prospectus copies, please contact the Annuity Service Center. Otherwise, no action is required on your part.

     For a period of time after the Reorganization, the Company may provide you with confirmations, statements and other reports that contain the name of the Trust. Should you have any questions, please contact the Annuity Service Center at 1-800-255-8402.